Lease Right-Of-Use Asset and Lease Liabilities (Tables)	12 Months Ended
May 31, 2020
Leases [Abstract]
Schedule of Operating Lease Right and Lease Liability

The initial recognition of operating lease right and lease liability as follow:

Gross lease payable	259,257
Less: imputed interest	(11,888)
Initial recognition as of June 1, 2019	$247,369

As of May 31, 2020, operating lease right of use asset as follow:
Initial recognition as of June 1, 2019	247,369
Accumulated amortization	(54,628)
Balance as of May 31, 2020	$192,741

As of May 31, 2020, operating lease liability as follow:
Initial recognition as of June 1, 2019	247,369
Less: gross repayment	(56,390)
Add: imputed interest	4,824
Balance as of May 31, 2020	$195,803
Less: lease liability current portion	(83,044)
Lease liability non-current portion	$112,759

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease obligation as follow:
Year ending May 31,	Operating Lease
2020	$83,044
2021	89,567
2022	23,192
Total	$195,803

Schedule of Other Information

Other information:

Year ended May 31, 2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	57,032
Right-of-use assets obtained in exchange for operating lease liabilities	192,741
Remaining lease term for operating lease (years)	2.25
Weighted average discount rate for operating lease	3.25%